SUPPLEMENT DATED FEBRUARY __, 2007
            TO THE ALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY PROSPECTUS
                    DATED MAY 1, 2006 AND AS SUPPLEMENTED ON
            JUNE 19, JULY 7, AUGUST 30, NOVEMBER 6, AND DECEMBER 1 & 28, 2006

                                    ISSUED BY
              ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, AND
                         ALLIANZ LIFE VARIABLE ACCOUNT B

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THE INFORMATION IN THIS PROSPECTUS SUPPLEMENT IS NOT COMPLETE AND MAY BE
CHANGED. WE CANNOT SELL THE FEBRUARY 2007 VERSION OF THE ALLIANZ HIGH FIVE VARIABLE ANNUITY MENTIONED BELOW UNTIL THE FINAL VERSION OF THIS SUPPLEMENT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THIS PROSPECTUS SUPPLEMENT IS NOT AN OFFER TO SELL THE REVISED CONTRACT AND IS NOT SOLICITING AN OFFER TO BUY THE CONTRACT IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
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       THIS SUPPLEMENT UPDATES INFORMATION IN THE PROSPECTUS REGARDING THE
      MORTALITY AND EXPENSE RISK (M&E) CHARGE AND SHOULD BE ATTACHED TO THE
                  PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.
       APPLICATIONS FOR THE CONTRACT RECEIVED PRIOR TO THE EFFECTIVE DATE
       OF THE FINAL PROSPECTUS SUPPLEMENT WILL BE SUBJECT TO THE TERMS AND
               PROVISIONS OF THE MAY 2005 CONTRACT CURRENTLY BEING
                                    OFFERED.


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1.  THE FOLLOWING DEFINED TERMS ARE ADDED TO THE GLOSSARY OF THE PROSPECTUS:

    MAY 2005 CONTRACT - these Contracts are described in the prospectus and will still be available for some period after February 23, 2007 in some states, but are being replaced by the February 2007 Contracts. The term May 2005 Contract does not include "Old Contracts," which are no longer sold.

    FEBRUARY 2007 CONTRACT - Effective February 23, 2007, these Contracts are available in most states. February 2007 Contracts have an M&E charge of 1.25% for the Traditional GMDB, an M&E charge of 1.45% for the Enhanced GMDB, and do not assess MVAs on company initiated GAV Transfers. (In certain states, MVAs continue to be assessed on company initiated GAV transfers until receipt of state approvals). However, in all other respects, the February 2007 Contracts are identical to the May 2005 Contracts.

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2.  THE FOLLOWING CHANGES APPLY TO THE FEE TABLES ON PAGE 11:

    DURING THE ACCUMULATION PHASE:
    SEPARATE ACCOUNT ANNUAL EXPENSES
    (as a percentage of average daily assets invested in a subaccount on an annual basis)
                                                        M&E CHARGES
                                   FEBRUARY 2007 CONTRACTS    MAY 2005 CONTRACTS
         Traditional GMDB                   1.25%                   1.40%
         Enhanced GMDB(6)                   1.45%                   1.60%

    DURING THE ANNUITY PHASE:
    SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS (as a percentage of average daily assets invested in a subaccount on an annual basis)
                                                           M&E CHARGES
                    February 2007 Contracts                   1.25%
                    May 2005 Contracts                        1.40%

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3.  THE FOLLOWING EXAMPLES ARE ADDED TO THE FEE TABLE  EXAMPLES  ON PAGE 13:
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If you take a full withdrawal at the end of each time period, and assuming a
$10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
    a) February 2007 Contracts with the Enhanced GMDB (the highest M&E charge of 1.45%).
    b) February 2007 Contracts with the Traditional GMDB (the lowest M&E charge of 1.25%).

                                                      PRO-013-0506   Page 1 of 2



TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              ------------- ------------- -------------- -------------
1.78% (the maximum)                                            a) $1,128     a) $1,700      a) $2,197     a) $3,549
                                                               b) $1,108     b) $1,642      b) $2,100     b) $3,364
------------------------------------------------------------- ------------- ------------- -------------- -------------
  .52% (the minimum)                                           a) $1,002     a) $1,324      a) $1,571     a) $2,314
                                                               b) $982       b) $1,263      b) $1,468     b) $2,102
------------------------------------------------------------- ------------- ------------- -------------- -------------



If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
    a) February 2007 Contracts with the Enhanced GMDB (the highest M&E charge of 1.45%).
    b) February 2007 Contracts with the Traditional GMDB (the lowest M&E charge of 1.25%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES                1 YEAR       3 YEARS        5 YEARS       10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                              ------------- ------------- -------------- -------------
1.78% (the maximum)                                              a) $328     a) $1,000      a) $1,697     a) $3,549
                                                                 b) $308       b) $942      b) $1,600     b) $3,364
------------------------------------------------------------- ------------- ------------- -------------- -------------
  .52% (the minimum)                                             a) $202       a) $624      a) $1,071     a) $2,314
                                                                 b) $182       b) $563      b) $ 968      b) $2,102
------------------------------------------------------------- ------------- ------------- -------------- -------------

* Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states, and GMIB Payments are not available until the fifth Contract Anniversary.


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4. THE FOLLOWING CHANGE IS ADDED TO SECTION 7, EXPENSE - MORTALITY AND EXPENSE
RISK (M&E) CHARGES ON PAGE 50:

MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day, during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for M&E charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the M&E charges as a percentage of the average daily assets invested in a subaccount on an annual basis. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. During the Accumulation Phase, the M&E charges are as follows:

                                                 M&E CHARGES
                                FEBRUARY 2007 CONTRACTS    MAY 2005 CONTRACTS
      Traditional GMDB                   1.25%                   1.40%
      Enhanced GMDB                      1.45%                   1.60%

During the Annuity Phase, if you request variable Traditional Annuity Payments, the M&E charge is equal, on an annual basis, to 1.25% for February 2007 Contracts and 1.40% for May 2005 Contracts. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.

                                                      PRO-013-0506   Page 2 of 2